Provisions - Summary of Provisions Reconciliation (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Beginning balance	£ 509	£ 558
Adoption of IFRS 16	17
Reallocation of ECL on off-balance sheet exposures		50
Balance on January 1 2018	526	608
Additional provisions	222	75
Provisions released	(18)	(32)
Utilisation	(183)	(147)
Ending balance	547	504
PPI [member]
Disclosure of other provisions [line items]
Beginning balance	246	356
Balance on January 1 2018	246	356
Additional provisions	70
Utilisation	(68)	(55)
Ending balance	248	301
Other products [member]
Disclosure of other provisions [line items]
Beginning balance	30	47
Balance on January 1 2018	30	47
Provisions released		(14)
Utilisation	(1)	(2)
Ending balance	29	31
FSCS and Bank Levy [member]
Disclosure of other provisions [line items]
Beginning balance	45	57
Balance on January 1 2018	45	57
Provisions released	(2)	(4)
Utilisation	(41)	(37)
Ending balance	2	16
Property [Member]
Disclosure of other provisions [line items]
Beginning balance	37	39
Adoption of IFRS 16	17
Balance on January 1 2018	54	39
Additional provisions	38	11
Provisions released	(8)
Utilisation	(4)	(7)
Ending balance	80	43
Off Balance Sheet Expected Credit Losses [member]
Disclosure of other provisions [line items]
Beginning balance	56
Reallocation of ECL on off-balance sheet exposures		50
Balance on January 1 2018	56	50
Additional provisions		10
Provisions released	(1)
Ending balance	55	60
Regulatory other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	95	59
Balance on January 1 2018	95	59
Additional provisions	114	54
Provisions released	(7)	(14)
Utilisation	(69)	(46)
Ending balance	£ 133	£ 53